(Check One): ☒ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form N-SAR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

For Period Ended: December 31, 2005
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Ridgewood Electric Power Trust V

Full Name of Registrant

Former Name if Applicable

1314 King Street

Address of Principal Executive Office (Street and Number)

Wilmington, Delaware 19801

City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

☐(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As a predicate for filing its Form 10-K for the year ended December 31, 2005, the Registrant must file with the Securities and Exchange Commission its filings under Section 13(a) of the Securities Exchange Act of 1934, as amended, for the years ended December 31, 2003 and December 31, 2004 and its quarterly filings for the year ended December 31, 2005. As a result, its Form 10-K for the year ended December 31, 2005 will not be filed until these filings have been made.

PART IV- OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

Doug Wilson (Name)	(302) (Area Code)	888-7444 (Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).     ☐  Yes    ☒ No

Form 10-K for the period ended December 31, 2003
Form 10-Q for the period ended March 31, 2004
Form 10-Q for the period ended June 30, 2004
Form 10-Q for the period ended September 30, 2004
Form 10-K for the period ended December 31, 2004
Form 10-Q for the period ended March 31, 2005
Form 10-Q for the period ended June 30, 2005
Form 10-Q for the period ended September 30, 2005

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?     ☐  Yes    ☒  No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Ridgewood Electric Power Trust V

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	April 3, 2006	By:	/s/ Douglas R. Wilson
		Name	Douglas R. Wilson
		Title	Senior Vice President and Chief Financial Officer